Related parties - Key management personnel compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Short-term employee benefits	$ 19	$ 13	$ 15
Long-term employee benefits	4	3	3
Total compensation expense to key management personnel	$ 23	$ 16	$ 18